Equity - Summary of Dividend Payout (Details)	12 Months Ended
	Mar. 31, 2026 ₨ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2025 ₨ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 ₨ / shares	Mar. 31, 2024 $ / shares
Dividend per Equity Share
Disclosure Of Equity [Line Items]
Interim dividend | ₨ / shares	₨ 23.00		₨ 21		₨ 18
Final dividend | ₨ / shares	₨ 22.00		20		₨ 17.5
Special dividend | ₨ / shares			₨ 8
Dividend per Equity Share/ADS
Disclosure Of Equity [Line Items]
Interim dividend | $ / shares		$ 0.26		$ 0.25		$ 0.22
Final dividend | $ / shares		$ 0.26		0.24		$ 0.21
Special dividend | $ / shares				$ 0.1